UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      December 31, 2011
                                                   -----------------
Check here if Amendment [ ]; Amendment Number:
                                                   -----------------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
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Address:        877 W Main St Ste 602
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                Boise ID 83702
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Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
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Title:          Chief Operating Officer
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Phone:          208-343-7556
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Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               01/25/2012
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  70
                                                 --------------------

Form 13F Information Table Value Total:                $128,528
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.







                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1751    21425 SH       Sole                    21425
Abbott Labs                    COM              002824100     3542    63000 SH       Sole                    63000
Advance Auto Parts             COM              00751Y106     3126    44900 SH       Sole                    44900
Ameren Corp                    COM              023608102     1579    47675 SH       Sole                    47675
American Electric Power        COM              025537101     1477    35745 SH       Sole                    35745
American Express               COM              025816109      566    12000 SH       Sole                    12000
Anheuser-Busch                 COM              03524a108     1058    17350 SH       Sole                    17350
Apache Corp                    COM              037411105      211     2330 SH       Sole                     2330
Archer - Daniels               COM              039483102     1516    53000 SH       Sole                    53000
BP p.l.c                       COM              055622104     2782    65100 SH       Sole                    65100
Best Buy Co.                   COM              086516101      994    42550 SH       Sole                    42550
CARBO Ceramics                 COM              140781105     1233    10000 SH       Sole                    10000
CVS Caremark                   COM              126650100     5519   135330 SH       Sole                   135330
Cardinal Health                COM              14149y108     2241    55175 SH       Sole                    55175
ChevronTexaco Corp             COM              166764100     4312    40530 SH       Sole                    40530
Chicago Bridge & Iron          COM              167250109     1255    33200 SH       Sole                    33200
Cisco Systems Inc              COM              17275r102     2536   140270 SH       Sole                   140270
Deere & Co.                    COM              244199105     2425    31350 SH       Sole                    31350
Dell Inc.                      COM              24702R101      533    36400 SH       Sole                    36400
ENSCO Intl                     COM              29358q109     3120    66500 SH       Sole                    66500
FedEx                          COM              31428x106     2326    27850 SH       Sole                    27850
General Electric               COM              369604103      624    34865 SH       Sole                    34865
General Motors                 COM              37045v100      809    39900 SH       Sole                    39900
Goldman Sachs                  COM              38141g104     1126    12450 SH       Sole                    12450
Halliburton Co                 COM              406216101      842    24400 SH       Sole                    24400
Hess Corp                      COM              42809h107     2157    37975 SH       Sole                    37975
Hewlett - Packard              COM              428236103     1770    68700 SH       Sole                    68700
Illinois Tool Works            COM              452308109     1053    22550 SH       Sole                    22550
Int'l Business Mach.           COM              459200101     4409    23980 SH       Sole                    23980
Intel Corp.                    COM              458140100     5150   212360 SH       Sole                   212360
J.P. Morgan Chase              COM              46625H100     2700    81200 SH       Sole                    81200
Johnson & Johnson              COM              478160104     3545    54055 SH       Sole                    54055
L-3 Communications             COM              502424104     2157    32350 SH       Sole                    32350
Lockheed Martin                COM              539830109      227     2800 SH       Sole                     2800
Lowe's Companies               COM              548661107      212     8350 SH       Sole                     8350
Marathon Oil                   COM              565849106     2436    83225 SH       Sole                    83225
Marathon Petroleum             COM              56585a102      689    20700 SH       Sole                    20700
Medtronic                      COM              585055106     1181    30880 SH       Sole                    30880
Microsoft                      COM              594918104     5093   196200 SH       Sole                   196200
Morgan Stanley                 COM              617446448     1083    71550 SH       Sole                    71550
Mountain West Finl             COM              62450b100      345    59000 SH       Sole                    59000
Newmont Mining                 COM              651639106     3412    56850 SH       Sole                    56850
Noble Corp                     COM              h5833n103      302    10000 SH       Sole                    10000
Oracle Systems                 COM              68389X105     2765   107800 SH       Sole                   107800
Parker Hannifin                COM              701094104      972    12750 SH       Sole                    12750
Pepco Holdings                 COM              713291102     1670    82250 SH       Sole                    82250
Pepsico Inc.                   COM              713448108     3407    51355 SH       Sole                    51355
Procter & Gamble               COM              742718109     2597    38935 SH       Sole                    38935
Proshares Leh 20yr             COM              74347r297      638    35300 SH       Sole                    35300
SPDR Trust                     COM              78462f103     1801    14352 SH       Sole                    14352
Scana Corp                     COM              80589m102     1486    32985 SH       Sole                    32985
Schlumberger Ltd               COM              806857108      845    12370 SH       Sole                    12370
State Street Corp              COM              857477103     3020    74920 SH       Sole                    74920
Target Corp                    COM              87612e106     2310    45090 SH       Sole                    45090
Transocean Ltd                 COM              040674667     3419    89060 SH       Sole                    89060
Verizon Comm.                  COM              92343v104      241     6000 SH       Sole                     6000
Wells Fargo                    COM              949746101     5422   196750 SH       Sole                   196750
Whirlpool                      COM              963320106      607    12800 SH       Sole                    12800
Zimmer Holdings                COM              98956P102     2954    55300 SH       Sole                    55300
Vanguard REIT ETF              COM              922908553      580    10000 SH       Sole                    10000
Bank of NY 6.875%              PRD              09656g201     1390    53500 SH       Sole                    53500
FPC Capital I 7.10%            PRD              302552203      650    25300 SH       Sole                    25300
Harris Pref 7.375%             PRD              414567206     1280    50700 SH       Sole                    50700
JP Morgan X 7.0%               PRD              46623d200     1206    47200 SH       Sole                    47200
Merrill IV 7.12%               PRD              59021g204     1024    49750 SH       Sole                    49750
Merrill V 7.28%                PRD              59021k205      450    21875 SH       Sole                    21875
Morgan Stanley VI 6.60%        PRD              617461207      217    10000 SH       Sole                    10000
Ryl Bk Scotland 7.25%          PRD              780097879     1073    65686 SH       Sole                    65686
US Bank XI 6.60%               PRD              903300200      792    31500 SH       Sole                    31500
Wachovia IV 6.375%             PRD              92978u207      284    11300 SH       Sole                    11300